Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Restructuring and integration provision	€ 117	€ 216		€ 389	€ 377
o/w non-current provision	53	96	€ 118	230
o/w current provision	€ 64	€ 120	€ 128	€ 159